Principal Subsidiaries - Principal Domestic Subsidiaries (Detail) - Domestic [member]	12 Months Ended
Mar. 31, 2026
Sumitomo Mitsui Banking Corporation [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Commercial banking
SMBC Trust Bank Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Trust banking
SMBC Guarantee Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit guarantee
SMBC Nikko Securities Inc. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Securities
Sumitomo Mitsui Card Company, Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit card
SMBC Consumer Finance Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Consumer lending
The Japan Research Institute, Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	System development, data processing, management consulting and economic research
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	50.10%
Proportion of Voting Rights	50.10%
Main Business	Investment management, and investment advisory and agency
CCC MK HOLDINGS Co., Ltd
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	80.00%
Proportion of Voting Rights	80.00%
Main Business	Reward points programs and advertising and marketing services
Alternative Investment Capital Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	60.00%
Proportion of Voting Rights	60.00%
Main Business	Investment management and investment advisory
SMBC Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Venture capital
SMBC Consulting Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	98.30%
Proportion of Voting Rights	98.30%
Main Business	Management consulting and information services
Japan Pension Navigator Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	69.70%
Proportion of Voting Rights	69.70%
Main Business	Operational management of defined contribution pension plans
JRI Holdings, Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Business management